SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:	SUBSEQUENT EVENTS.

In  January  2012, the holders, in the aggregate, of approximately $500 of principal amount of the Promissory Notes, converted their Promissory Notes into a total of 0.9 million ordinary shares pursuant to the Prepayment Offer (see also Note 9). As a result, as of that date, the fair value of the bifurcated conversion feature will be classified into equity and no longer be marked to market.